UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                               FORM 13F
                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.

                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Knightsbridge Asset Management, LLC

Address: 660 Newport Center Dr, Ste 460

         Newport Beach, CA  92660


13F File Number: 028-11482



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    		John G. Prichard

Title:   		Principal

Phone:   		949-644-4444

Signature, 		Place, 			and Date of Signing:
John G. Prichard	Newport Beach, CA	October 5, 2005


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE



Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     31
Form 13F Information Table Value Total:     $208,124.35809

List of Other Included Managers:

No.   13F File Number        Name

                                                      VALUE      SHARES/    SH/ PUT/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP        (x$1000)   PRN AMT    PRN CALL DSCRETN MANAGERS  SOLE       SHARED  NONE

Allergan Inc.           COM              018490102    513.9882        5610   SH       SOLE             3450        2160    0
Altria Group Inc.       COM              02209S103      294.84        4000   SH       SOLE             4000        0       0
Anglo American PLC      ADR              03485P102    281.5794        9330   SH       SOLE             9330        0       0
Baker Hughes Inc.       COM              057224107    937.8712       15715   SH       SOLE             15715       0       0
Bioveris Corp           COM              090676107    4203.495      722250   SH       SOLE             722250      0       0
Burlington Resources IncCOM              122014103      731.88        9000   SH       SOLE             9000        0       0
California Water SVC GroCOM              130788102       329.6        8000   SH       SOLE             8000        0       0
Caremark RX Inc.        COM              141705103     369.482        7400   SH       SOLE             7400        0       0
Converium Hldg AG       SPONSORED ADR    21248N107     515.614      101900   SH       SOLE             101900      0       0
Corning Inc.            COM              219350105  9975.80707      516079   SH       SOLE             516079      0       0
Dana Corp.              COM              235811106  2018.52871  214508.896   SH       SOLE             214508.896  0       0
Devon Energy Corp. New  COM              25179M103 14701.33318  214180.262   SH       SOLE             214180.262  0       0
Discovery Holding Co.   CL A COM         25468Y107  11598.1125      803750   SH       SOLE             803750      0       0
Global Crossing Ltd.    SHS NEW          G3921A175 10540.08275      716525   SH       SOLE             716525      0       0
Hospira Inc.            COM              441060100 14131.16755      344915   SH       SOLE             344915      0       0
Koninklijke Ahold NV    SPON ADR NEW     500467303  9078.37623     1196097   SH       SOLE             1196097     0       0
Korea Electric Power    SPONSORED ADR    500631106 20664.14543  1166806.631  SH       SOLE             1166806.631 0       0
Liberty Global Inc.     COM SER A        530555101  7653.60225      282525   SH       SOLE             282525      0       0
Marsh & McLennan Co. LtdCOM              571748102 12254.10144  403228.083   SH       SOLE             403228.083  0       0
NEC Corp.               ADR              629050204     106.774       19700   SH       SOLE             19700       0       0
Neenah Paper Inc.       COM              640079109 10882.05844  371401.312   SH       SOLE             371401.312  0       0
Newmont Mining Corp.    COM              651639106 12352.41545   261870.16   SH       SOLE             261870.16   0       0
PG&E Corp.              COM              69331C108  5872.54497   149618.98   SH       SOLE             149618.98   0       0
Piper Jaffray Cos       COM              724078100   8723.8976      292160   SH       SOLE             292160      0       0
Reliant Energy Inc.     COM              75952B105   17058.498     1104825   SH       SOLE             1104825     0       0
Reuters Group PLC       SPONSORED ADR    76132M102  6532.07551  164909.758   SH       SOLE             164909.758  0       0
Royal Dutch Shell PLC   SPONS ADR A      780259206     420.096        6400   SH       SOLE             6400        0       0
Saflink Corp            COM NEW          786578302        23.2       20000   SH       SOLE             20000       0       0
TCW Conv. Sec. Fund Inc.COM              872340104       98.85       19770   SH       SOLE             19770       0       0
Tyco International Ltd. COM              902124106  9055.11853  325138.906   SH       SOLE             325138.906  0       0
Williams Cos Inc. DEL   COM              969457100 16205.22268  646915.077   SH       SOLE             646915.077  0       0